Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	$ 27,001	$ 28,750
Sales tax receivables	10,121	9,944
Total	$ 37,122	$ 38,694